                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06683

Morgan Stanley Health Sciences Trust
         (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
         (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2005

Date of reporting period: October 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS   OCTOBER 31, 2004(UNAUDITED)
--------------------------------------------------------------------------------

        NUMBER OF
         SHARES                                                                                                VALUE
         ------                                                                                                -----

                               COMMON STOCKS (95.9%)
                               Biotechnology (50.3%)
          780,550              Alnylam Pharmaceuticals, Inc.*                                             $      4,067,446
          276,090              Amgen Inc.*                                                                      15,681,912
          539,200              Amylin Pharmaceuticals, Inc.*                                                    11,484,960
          678,600              Applera Corp. - Celera Genomics Group*                                            8,699,652
          479,500              Array BioPharma, Inc.*                                                            3,351,705
          167,090              Biogen Idec Inc.*                                                                 9,717,954
          819,900              Celgene Corp.*                                                                   24,285,438
           74,700              Cephalon, Inc.*                                                                   3,560,949
          171,500              Charles River Laboratories International, Inc.*                                   8,024,485
          533,800              ConjuChem Inc. (Canada)*                                                          1,204,324
          518,600              CuraGen Corp.*                                                                    2,556,698
          388,300              CV Therapeutics, Inc.*                                                            6,496,259
          402,600              Cytokinetics, Inc.*                                                               3,623,400
          320,100              Dendreon Corp.*                                                                   3,309,834
          306,900              DOV Pharmaceutical, Inc.*                                                         5,057,712
          198,700              Dyax Corp.*                                                                       1,140,538
          656,800              Encysive Pharmaceuticals, Inc.*                                                   5,733,864
          459,500              Exelixis, Inc.*                                                                   4,089,550
          40,210               Genentech, Inc.*                                                                  1,830,761
          125,700              Gen-Probe Inc.*                                                                   4,404,528
           47,500              Genzyme Corp.*                                                                    2,492,325
          338,700              Gilead Sciences, Inc.*                                                           11,729,181
          630,996              GTx, Inc.*                                                                        7,493,078
          191,550              ImClone Systems, Inc.*                                                            8,389,890
        1,981,900              Incyte Corp.*                                                                    20,611,760
          134,800              Martek Biosciences Corp.*                                                         6,343,149
          268,300              MedImmune, Inc.*                                                                  7,625,086
          389,200              Memory Pharmaceuticals Corp.*                                                     2,471,420
          128,100              MGI Pharma, Inc.*                                                                 3,416,427
          193,000              NPS Pharmaceuticals, Inc.*                                                        3,296,440
           59,400              Onyx Pharmaceuticals, Inc.*                                                       1,666,764
          710,800              Regeneron Pharmaceuticals, Inc.*                                                  5,167,516
          128,000              Rigel Pharmaceuticals Inc.*                                                       3,072,000
          575,000              Serono SA (ADR) (Switzerland)                                                     8,832,000
        1,027,300              Telik, Inc.*                                                                     18,953,685
          582,100              Vertex Pharmaceuticals Inc.*                                                      6,333,248
          275,000              ZymoGenetics, Inc.*                                                               5,194,750
                                                                                                            ---------------
                                                                                                               251,410,688
                                                                                                            ---------------
                               Electronic Equipment/Instruments (1.1%)
          189,900              Thermo Electron Corp.*                                                            5,507,100
                                                                                                            ---------------
                               Hospital/Nursing Management (1.8%)
          241,000              HCA, Inc.                                                                         8,851,930
                                                                                                             ---------------
                               Managed Health Care (3.9%)
           69,600              Caremark Rx, Inc.*                                                                2,085,912
          155,364              UnitedHealth Group Inc.                                                          11,248,354
           63,400              WellChoice, Inc.*                                                                 2,647,584
           35,500              WellPoint Health Networks, Inc.*                                                  3,466,930
                                                                                                            ---------------
                                                                                                                19,448,780
                                                                                                            ---------------
                               Medical Specialties (15.9%)
           66,200              Alcon, Inc. (Switzerland)                                                         4,713,440
          378,000              Align Technology, Inc.*                                                           3,921,750
          350,400              Applera Corp. - Applied Biosystems Group                                          6,685,632
           99,000              Bard (C.R.), Inc.                                                                 5,623,200
          117,800              Baxter International, Inc.                                                        3,623,528
          129,900              Boston Scientific Corp.*                                                          4,585,470
          111,700              Cypress Bioscience, Inc.*                                                         1,173,967
           90,600              Dade Behring Holdings Inc.*                                                       5,099,874
          150,280              Fisher Scientific International, Inc.*                                            8,620,061
           67,800              Guidant Corp.                                                                     4,516,836
           88,750              INAMED Corp.*                                                                     4,717,063
          166,934              Medtronic, Inc.                                                                   8,531,997
           30,000              Nobel Biocare Holding AG (Switzerland)                                            4,916,715
           53,700              Respironics, Inc.*                                                                2,743,533
          119,400              SonoSite, Inc.*                                                                   3,448,869
          377,600              Trinity Biotech PLC (ADR) (Ireland)*                                              1,038,400
          134,400              Varian Medical Systems, Inc.*                                                     5,396,160
                                                                                                            ---------------
                                                                                                                79,356,495
                                                                                                            ---------------
                               Pharmaceuticals: Generic Drugs (1.0%)
          286,600              Mylan Laboratories, Inc.                                                          4,935,252
                                                                                                            ---------------
                               Pharmaceuticals: Major (15.0%)
          513,350              Bristol-Myers Squibb Co.                                                         12,027,791
          168,700              GlaxoSmithKline PLC (ADR) (United Kingdom)                                        7,152,880
           54,400              Johnson & Johnson                                                                 3,175,872
          103,440              Lilly (Eli) & Co.                                                                 5,679,890
          159,400              Merck & Co., Inc.                                                                 4,990,814
          693,668              Pfizer, Inc.                                                                     20,081,689
           50,500              Roche Holding AG (Switzerland)                                                    5,173,851
           96,300              Takeda Pharmaceutical Co., Ltd. (Japan)                                           4,657,183
          312,000              Wyeth                                                                            12,370,800
                                                                                                            ---------------
                                                                                                                75,310,770
                                                                                                            ---------------
                               Pharmaceuticals: Other (4.8%)
           49,200              Allergan, Inc.                                                                    3,520,752
           58,300              AtheroGenics, Inc.*                                                               1,745,502
          247,400              Elan Corp. PLC (ADR) (Ireland)*                                                   6,382,920
          100,100              Forest Laboratories, Inc.*                                                        4,464,460
          304,200              Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                7,909,200
                                                                                                            ---------------
                                                                                                                24,022,834
                                                                                                            ---------------
                               Services to the Health Industry (2.1%)
           96,900              Cerner Corp.*                                                                     4,375,035
           82,400              Laboratory Corp. of America Holdings*                                             3,773,920
          321,900              WebMD Corp.*                                                                      2,433,564
                                                                                                            ---------------
                                                                                                                10,582,519
                                                                                                            ---------------
                               TOTAL COMMON STOCKS
                                 (Cost $392,895,072)                                                           479,426,368
                                                                                                            ---------------

        PRINCIPAL
        AMOUNT IN
        THOUSANDS
        ---------
                               SHORT-TERM INVESTMENTS (4.6%)
         $23,138               Joint repurchase agreement account 1.84% due 11/01/04
                               (dated 10/29/04; proceeds $23,141,548) (a)
                               (Cost $23,138,000)                                                               23,138,000
                                                                                                            ---------------

                               TOTAL INVESTMENTS
                               (Cost $416,033,072)(b)                                        100.5%            502,564,368
                               LIABILITIES IN EXCESS OF OTHER ASSETS                          (0.5)             (2,499,579)
                                                                                         ---------------    ---------------
                               NET ASSETS                                                    100.0%           $500,064,789
                                                                                         ===============    ===============

ADR     American Depository Receipt.
*       Non-income producing security.
(a)     Collateralized by federal agency and U.S. Treasury obligations.
(b)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $108,122,840 and the aggregate gross unrealized depreciation is $21,591,544, resulting in net unrealized appreciation of
        $86,531,296.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Health Sciences Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Health Sciences
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 14, 2004

                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Health Sciences
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 14, 2004

                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial Officer

                                       5